Contingent liabilities	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Contingent liabilities

18.	Contingent liabilities

On July 23, 2026, subsequent to the financial period ended June 30, 2026, a securities class action lawsuit was filed in the Supreme Court of the State of New York, County of New York, United States of America, naming Basel Medical Group Ltd. (the “Company”), together with several other companies and parties, as defendants. The lawsuit alleges violations of certain provisions of the United States Securities Act of 1933 in connection with alleged misstatements and omissions in registration statements and prospectuses relating to initial public offerings. The plaintiffs are seeking compensatory damages and other relief, the amounts of which have not been quantified.

Management, having considered the advice of the Company’s US legal counsel, believes that the allegations are without merit and that the likelihood of an outflow of economic resources arising from the proceedings is remote. Accordingly, no provision has been recognised in the financial statements in respect of this matter.

The Company will continue to monitor the proceedings and reassess any potential financial implications as further developments arise.